As filed with the Securities and Exchange Commission on May 6, 2011

Securities Act File No. 333-95849 Investment Company Act File No. 811-09805
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 28 (X) and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 29 (X) Check appropriate box or boxes

PRUDENTIAL INVESTMENT PORTFOLIOS 3 Exact Name of Registrant as Specified in Charter

Gateway Center Three, 4th Floor 100 Mulberry Street Newark, New Jersey 07102 Address of Principal Executive Offices, including Zip Code

(973) 367-7521 Registrant’s telephone number, including Area Code

Deborah A. Docs Gateway Center Three, 4th Floor 100 Mulberry Street Newark, New Jersey 07102 Name and Address of Agent for Service

It is proposed that this filing will become effective:

(X)     immediately upon filing pursuant to paragraph (b)

( )      on (---) pursuant to paragraph (b)

( )     60 days after filing pursuant to paragraph (a)(1)

( )     on (--) pursuant to paragraph (a)(1)

( )      75 days after filing pursuant to paragraph (a)(2)

( )     on (---) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
( ) This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment includes the signature page for the Prudential Real Assets Subsidiary, Ltd. that certifies that it has duly caused this Registration Statement of Prudential Investment Portfolios 3 relating to Prudential Real Assets Fund, with respect only to information that specifically relates to Prudential Real Assets Subsidiary, Ltd.

PART C

OTHER INFORMATION

Item 28. Exhibits.

(a)(1) Agreement and Declaration of Trust. Incorporated by reference to registration statement of JennisonDryden Opportunity Funds (the Registrant) on Form N-1A filed on February 1, 2000 (File No. 333-95849).

(2) Certificate of Trust. Incorporated by reference to Registrant’s registration statement on Form N-1A filed on February 1, 2000 (File No. 333-95849).

(3) Amendment to Certificate of Trust dated September 4, 2001. Incorporated by reference to post-effective amendment no. 7 to Registrant’s registration statement on Form N-1A filed on February 20, 2002 (file No. 333-95849).

(4) Amendment to Certificate of Trust dated May 29, 2008. Incorporated by reference to post-effective amendment no. 18 to Registrant’s registration statement on Form N-1A filed on May 29, 2008 (file no. 333-95849).

(5) Amendment to Certificate of Trust dated February 3, 2010. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed on April 23, 2010 (file no. 333-95849).

(6) Articles of Association of Prudential Real Assets Subsidiary Ltd. Incorporated by reference to post-effective amendment no. 22 to Registrant’s registration statement on Form N-1A filed on September 27, 2010 (file no. 333-95849).

(b) By-laws. Incorporated by reference to pre-effective amendment no. 1 to Registrant’s registration statement on Form N-1A filed on March 27, 2000 (File No. 333-95849).

(c) In response to this item, Registrant incorporates by reference the following provisions of its Agreement and Declaration of Trust and By-Laws, filed herewith as Exhibit (a)(3) and Exhibit (b), respectively, defining the rights of Registrant’s shareholders: Articles III and V of the Agreement and Declaration of Trust and Article III of the By-Laws.

(d)(1) Management Agreement between Registrant and Prudential Investments, LLC (PI) with respect to Strategic Partners Focused Growth Fund (now known as Jennison Select Growth Fund). Incorporated by reference to post-effective amendment No. 10 to Registrant’s registration statement on Form N-1A filed April 30, 2004 (File No. 333-95849).

(2) Sub-Management Agreement between PI and Prudential Investment Management, Inc. (PIM) with respect to the Jennison Select Growth Fund. Incorporated by reference to post-effective amendment no. 1 to Registrant’s registration statement on Form N-1A filed on July 21, 2000 (File No. 333-95849).

(3) Subadvisory Agreement between PIM and Jennison Associates LLC (Jennison) with respect to the Jennison Select Growth Fund. Incorporated by reference to post-effective amendment no. 6 to Registrant’s registration statement on Form N-1A filed on April 27, 2001 (File No. 333-95849).

(4) Management Agreement between Registrant and PI with respect to Dryden Strategic Value Fund dated September 19, 2005. Incorporated by reference to post-effective amendment no. 14 to Registrant’s registration statement on Form N-1A filed May 31, 2006 (File No. 333-95849).

(5) Subadvisory Agreement between PI and Quantitative Management Associates (QMA) with respect to the Dryden Strategic Value Fund dated September 14, 2005. Incorporated by reference to post-effective amendment no. 14 to Registrant’s registration statement on Form N-1A filed May 31, 2006 (File No. 333-95849).

(6) Amendment to Sub-Management Agreement between PI and Prudential Investment Management, Inc. (PIM) with respect to the Jennison Select Growth Fund. Incorporated by reference to post-effective amendment no. 16 to Registrant’s registration statement on Form N-1A filed June 4, 2007 (File No. 333-95849).

(7) Amended and Restated Management Agreement between the Registrant and PI for Jennison Small Cap Opportunity Fund. Incorporated by reference to post-effective amendment no. 17 to Registrant’s registration statement on Form N-1A filed March 17, 2008 (File No. 333-95849).

(8) Management Expense Cap for Jennison Small Cap Opportunity Fund. Incorporated by reference to post-effective amendment no. 19 to Registrant’s registration statement on Form N-1A filed April 30, 2009 (File No. 333-95849).

(9) Subadvisory Agreement between PI and Jennison for Jennison Small Cap Opportunity Fund. Incorporated by reference to post-effective amendment no. 17 to Registrant’s registration statement on Form N-1A filed March 17, 2008 (File No. 333-95849).

(10) Management Agreement between Registrant and PI with respect to Prudential Jennison Market Neutral Fund dated April 23, 2010. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed on April 23, 2010 (file no. 333-95849).

(11) Subadvisory Agreement between PI and Jennison for Prudential Jennison Market Neutral Fund. Incorporated by reference to post-effective amendment no. 20 to Registrant’s registration statement on Form N-1A filed February 1, 2010 (File No. 333-95849).

(12) Form of Management Agreement between Registrant and PI with respect to Prudential Real Assets Fund. Incorporated by reference to post-effective amendment no. 22 to Registrant’s registration statement on Form N-1A filed on September 27, 2010 (file no. 333-95849).

(13) Form of Subadvisory Agreement between PI and Quantitative Management Associates (QMA) with respect to the Prudential Real Assets Fund. Incorporated by reference to post-effective amendment no. 22 to Registrant’s registration statement on Form N-1A filed on September 27, 2010 (file no. 333-95849).

(14) Form of Subadvisory Agreement between PI and Prudential Investment Management, Inc. (PIM) with respect to the Prudential Real Assets Fund. Incorporated by reference to post-effective amendment no. 22 to Registrant’s registration statement on Form N-1A filed on September 27, 2010 (file no. 333-95849).

(15) Form of Subadvisory Agreement between PI and Prudential Bache Asset Management, Inc. (PBAM) with respect to the Prudential Real Assets Fund. Incorporated by reference to post-effective amendment no. 22 to Registrant’s registration statement on Form N-1A filed on September 27, 2010 (file no. 333-95849).

(16) Form of Management Agreement between PI and the Prudential Real Assets Subsidiary, Ltd. Incorporated by reference to post-effective amendment no. 22 to Registrant’s registration statement on Form N-1A filed on September 27, 2010 (file no. 333-95849).

(17) Form of Subadvisory Agreement between PI and QMA with respect to the Prudential Real Assets Subsidiary Ltd. Incorporated by reference to post-effective amendment no. 22 to Registrant’s registration statement on Form N-1A filed on September 27, 2010 (file no. 333-95849).

(18) Form of Subadvisory Agreement between PI and PBAM with respect to the Prudential Real Assets Subsidiary Ltd. Incorporated by reference to post-effective amendment no. 22 to Registrant’s registration statement on Form N-1A filed on September 27, 2010 (file no. 333-95849).

(e)(1) Amended and Restated Distribution Agreement between the Registrant and Prudential Investment Management Services LLC dated September 16, 2010. Incorporated by reference to Prudential Jennison Small Company Fund, Inc. Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (File No. 2-68723) filed via EDGAR on September 16, 2010.

(i) Amended Exhibit A for Distribution Agreement dated September 16, 2010. Incorporated by reference to Prudential World Fund, Inc. Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 11, 2011.

(2) Dealer Agreement. Incorporated by reference to pre-effective amendment no. 1 to Registrant’s registration statement on Form N-1A filed on March 27, 2000 (File No. 333-95849).

(3) Amended and Restated Distribution Agreement between the Registrant and American Skandia Marketing, Inc., relating to the Class M and Class X shares. Incorporated by reference to post-effective amendment no. 15 to Registrant’s registration statement on Form N-1A filed February 9, 2007 (File No. 333-95849).

(f) Not applicable.

(g)(1) Custodian Contract between Registrant and The Bank of New York (BNY) dated November 7, 2002. Incorporated by reference to post-effective amendment no. 9 to Registrant’s registration statement on Form N-1A filed April 30, 2003 (File No. 333-95849).

(2) Amendment dated June 6, 2005 to Custodian Agreement between the Registrant and BNY. Incorporated by reference to the Dryden Tax-Managed Funds Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A (File No. 333-66895) filed on December 30, 2005.

(3) Amendment dated June 30, 2009 to Custodian Agreement dated November 7, 2002 between the Registrant and BNY. Incorporated by reference to the Prudential Investment Portfolios 4 Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed via EDGAR on April 12, 2010 (File No. 33-10649).

(4) Amendment dated December 21, 2010 to Custodian Agreement between the Registrant and BNY dated November 7, 2002. Incorporated by reference to Prudential World Fund, Inc. Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 11, 2011.

(5) Accounting Services Agreement dated July 1, 2005 between the Registrant and PFPC Inc. Incorporated by reference to Exhibit (g)(4) to post-effective amendment no. 14 to Registrant’s registration statement on Form N-1A filed May 31, 2006 (File No. 333-95849).

(h)(1) Amended and Restated Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc., dated May 29, 2007. Incorporated by reference to the Dryden Municipal Bond Fund Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on June 29, 2007 (File No. 33-10649).

(2) Amendment dated September 2, 2008 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007. Incorporated by reference to the Target Portfolio Trust Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A as filed with the Commission on January 30, 2009 (File No. 33-50476).

(3) Amendment dated December 21, 2010 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007 relating to the Prudential Real Assets Fund and the Prudential Real Assets Subsidiary Ltd. Incorporated by reference to post-effective amendment no. 24 to Registrant’s registration statement on Form N-1A filed on December 30, 2010 (file no. 333-95849).

(4) Expense waiver for Prudential Jennison Market Neutral Fund. Incorporated by reference to post-effective amendment no. 27 to Registrant’s registration statement on Form N-1A filed on April 27, 2011 (file no. 333-95849).

(5) Expense waiver for the Prudential Real Assets Fund. Incorporated by reference to post-effective amendment no. 27 to Registrant’s registration statement on Form N-1A filed on April 27, 2011 (file no. 333-95849).

(6) Expense waiver for the Prudential Real Assets Subsidiary Fund, Ltd. Incorporated by reference to post-effective amendment no. 22 to Registrant’s registration statement on Form N-1A filed on September 27, 2010 (file no. 333-95849).

(i) (1) Opinion of counsel. Incorporated by reference to post-effective amendment no. 8 to Registrant’s registration statement on Form N-1A filed April 24, 2002 (File No. 333-95849).

(2) Opinion of Morris, Nichols, Arsht & Tunnell dated February 9, 2007. Incorporated by reference to post-effective amendment no. 15 to Registrant’s registration statement on Form N-1A filed February 9, 2007 (File No. 333-95849).

(3) Opinion of Morris, Nichols, Arsht & Tunnell for Jennison Small Cap Opportunity Fund. Incorporated by reference to post-effective amendment no. 18 to Registrant’s registration statement on Form N-1A filed on May 29, 2008 (file no. 333-95849).

(4) Opinion of Morris, Nichols, Arsht & Tunnell for Prudential Jennison Market Neutral Fund. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed on April 23, 2010 (file no. 333-95849).

(5) Opinion of Morris, Nichols, Arsht & Tunnell for Prudential Real Assets Fund. Incorporated by reference to post-effective amendment no. 22 to Registrant’s registration statement on Form N-1A filed on September 27, 2010 (file no. 333-95849).

(6) Opinion of Morris, Nichols, Arsht & Tunnell for Class R shares for Prudential Jennison Market Neutral Fund. Incorporated by reference to post-effective amendment no. 27 to Registrant’s registration statement on Form N-1A filed on April 27, 2011 (file no. 333-95849).

(j) Consent of independent registered public accounting firm. Incorporated by reference to post-effective amendment no. 27 to Registrant’s registration statement on Form N-1A filed on April 27, 2011 (file no. 333-95849).

(k) Not applicable.

(l) Not applicable.

(m)(1) Amended and Restated Distribution and Service Plan for Class A shares of the Registrant. Incorporated by reference to post-effective amendment no. 22 to Registrant’s registration statement on Form N-1A filed on September 27, 2010 (file no. 333-95849).

(2) Amended and Restated Distribution and Service Plan for Class B shares of the Registrant. Incorporated by reference to post-effective amendment no. 22 to Registrant’s registration statement on Form N-1A filed on September 27, 2010 (file no. 333-95849).

(3) Amended and Restated Distribution and Service Plan for Class C shares of the Registrant.

(4) Distribution and Service Plan for Class L shares of Jennison Select Growth Fund. Incorporated by reference to the Registration Statement on Form N-14 filed on August 25, 2006 (File No. 333-136901).

(5) Distribution and Service Plan for Class M shares of Jennison Select Growth Fund. Incorporated by reference to post-effective amendment no. 15 to Registrant’s registration statement on Form N-1A filed February 9, 2007 (File No. 333-95849).

(6) Distribution and Service Plan for Class R shares of Jennison Small Cap Opportunities Fund. Incorporated by reference to post-effective amendment no. 17 to Registrant’s registration statement on Form N-1A filed March 17, 2008 (File No. 333-95849).

(7) Distribution and Service Plan for Class X shares of Jennison Select Growth Fund. Incorporated by reference to post-effective amendment no. 15 to Registrant’s registration statement on Form N-1A filed February 9, 2007 (File No. 333-95849).

(8) Distribution and Service Plan for Class R shares of Prudential Jennison Market Neutral Fund. Incorporated by reference to post-effective amendment no. 25 to Registrant’s registration statement on Form N-1A filed February 17, 2011 (File No. 333-95849).

(9) Rule 12b-1 fee waiver for Class A shares of Prudential Strategic Value Fund and Prudential Jennison Select Growth Fund. Incorporated by reference to post-effective amendment no. 27 to Registrant’s registration statement on Form N-1A filed on April 27, 2011 (file no. 333-95849).

(10) Rule 12b-1 fee waiver for Class A shares of Prudential Jennison Market Neutral Fund. Incorporated by reference to post-effective amendment no. 27 to Registrant’s registration statement on Form N-1A filed on April 27, 2011 (file no. 333-95849).

(11) Rule 12b-1 fee waiver for Class A shares of Prudential Real Assets Fund. Incorporated by reference to post-effective amendment no. 27 to Registrant’s registration statement on Form N-1A filed on April 27, 2011 (file no. 333-95849).

(12) Rule 12b-1 fee waiver for Class R shares of Prudential Jennison Market Neutral Fund. Incorporated by reference to post-effective amendment no. 25 to Registrant’s registration statement on Form N-1A filed February 17, 2011 (File No. 333-95849).

(n) Amended and Restated Rule 18f-3 Plan dated September 15, 2010. Incorporated by reference to the Prudential Jennison Small Company Fund, Inc. Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A filed via EDGAR on September 16, 2010 (File No.2-68723.

(o) Not applicable.

(p)(1) Code of Ethics of the Registrant dated January 15, 2010. Incorporated by reference to Exhibit (p)(1) to Prudential Investment Portfolios 5 Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed via EDGAR on September 27, 2010 (File No. 333-82621).

(2) Code of Ethics and Personal Securities Trading Policy of Prudential, including the Manager and Distributor, dated January 2009, incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A for Dryden Municipal Bond Fund, filed via EDGAR on June 30, 2009 (File No. 33-10649).

(3) Jennison Associates LLC's Code of Ethics dated October 5, 2005. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed via EDGAR on April 3, 2006 (File No. 333-43491).

(q) Power of Attorney dated March 9, 2010. Incorporated by reference to Prudential Global Real Estate Fund Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (333-42705) filed via EDGAR on March 15, 2010.
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Item 29. Persons Controlled by or under Common Control with Registrant.

The Prudential Real Assets Fund wholly owns and controls the Prudential Real Assets Subsidiary, Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary’s financial statements will be included in the Fund’s annual and semi-annual reports to shareholders, as indicated in Item 30.

Item 30. Indemnification

As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act), and pursuant to Del. Code Ann. title 12 sec. 3817, a Delaware business trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article VII, Section 2 of the Agreement and Declaration of Trust (Exhibit a(1) to this registration statement) states that (1) Registrant shall indemnify any present trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee, officer or both, and against any amount incurred in settlement thereof and (2) all persons extending credit to, contracting with or having any claim against Registrant shall look only to the assets of the appropriate Series (or if no Series has yet been established, only to the assets of Registrant). Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively “disabling conduct”). In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Agreement and Declaration of Trust, that the officer or trustee did not engage in disabling conduct. In addition, Article XI of Registrant’s By-Laws (Exhibit b to this registration statement) provides that any trustee, officer, employee or other agent of Registrant shall be indemnified by Registrant against all liabilities and expenses subject to certain limitations and exceptions contained in Article XI of the By-Laws. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreements (Exhibit e(1) and (3) to this registration statement), the Distributors of Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the Securities Act), may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission (the SEC) such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against Registrant by such Trustee, officer or controlling person in connection with the shares being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

Registrant will purchase an insurance policy insuring its officers and Trustees against liabilities, and certain costs of defending claims against such officers and Trustees, to the extent such officers and Trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures Registrant against the cost of indemnification payments to officers and Trustees under certain circumstances.

Section 8 of each Management Agreement (Exhibits d(1) and (d)(4) to this registration statement), Section 4 of the Sub-Management Agreement (Exhibit d(2) to this registration statement) and Section 4 of each Subadvisory Agreement (Exhibits d(3) and d(5) to this registration statement) limit the liability of PI, PIM, Jennison, TCW, Calamos, respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and the Distribution Agreement in a manner consistent with Release No. 11330 of the SEC under the 1940 Act so long as the interpretation of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Under Section 17(h) of the 1940 Act, it is the position of the staff of the SEC that if there is neither a court determination on the merits that the defendant is not liable nor a court determination that the defendant was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of one’s office, no indemnification will be permitted unless an independent legal counsel (not including a counsel who does work for either Registrant, its investment adviser, its principal underwriter or persons affiliated with these persons) determines, based upon a review of the facts, that the person in question was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Under its Agreement and Declaration of Trust, Registrant may advance funds to provide for indemnification. Pursuant to the SEC staff’s position on Section 17(h), advances will be limited in the following respect:

(1) Any advances must be limited to amounts used, or to be used, for the preparation and/or presentation of a defense to the action (including cost connected with preparation of a settlement);

(2) Any advances must be accompanied by a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined that he is entitled to receive from Registrant by reason of indemnification;

(3) Such promise must be secured by a surety bond or other suitable insurance; and

(4) Such surety bond or other insurance must be paid for by the recipient of such advance.

Item 31. Business and Other Connections of Investment Adviser.

(a) Prudential Investments LLC (PI)

See “How the Fund is Managed—Manager” in each prospectus constituting Part A of this registration statement and “Management and Advisory Arrangements” in the statement of additional information (SAI) constituting Part B of this registration statement.

The business and other connections of the officers of PI are listed in Schedules A and D of Form ADV of PI as currently on file with the SEC, the text of which is hereby incorporated by reference (File No. 801-31104).

(b) Prudential Investment Management, Inc. (PIM)

See “How the Fund is Managed —SubManager” in the prospectus of the Jennison Select Growth Fund included as part of Part A of this registration statement and “Investment Advisory and Other Services” in the SAI for each Fund included as part of Part B of this registration statement.

The business and other connections of the directors and executive officers of Prudential Investment Management, Inc. are included in Schedule A and D of Form ADV filed with the Securities and Exchange Commission (File No. 801-22808), as most recently amended, the text of which is hereby incorporated by reference.

(c) Jennison Associates LLC (Jennison)

See “How the Fund is Managed—Investment Subadviser” in the prospectus of the Jennison Select Growth Fund, included as part of Part A of this registration statement and “Investment Advisory and Other Services” in the SAI, included as part of Part B of this registration statement.

The business and other connections of Jennison’s directors and executive officers are listed in its Form ADV as currently on file with the SEC (File No. 801-5608), the relevant text of which is hereby incorporated by reference.

(d) Quantitative Management Associates LLC (QMA)

See “How the Fund is Managed—Investment Subadviser” in the prospectus of the Prudential Strategic Value Fund, included as part of Part A of this registration statement, and “Management and Advisory Arrangements” in the SAI, included as part of Part B of this registration statement.

The business and other connections of the directors and executive officers of QMA are listed in its Form ADV as currently on file with the SEC (File No. 801-62692), the relevant text of which is hereby incorporated by reference.

Item 32. Principal Underwriters.

(a) Prudential Annuities Distributors, Inc. (PAD), One Corporate Drive, Shelton, Connecticut 06484 and Prudential Investment Management Services, LLC (PIMS), Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102 (the “Distributors,” as previously defined) serve as the principal underwriters and distributors for the Registrant.  The Distributors are registered broker-dealers and members of the Financial Industry Regulatory Authority, Inc.

PIMS is distributor for The Prudential Investment Portfolios, Inc., Prudential Investment Portfolios 2, Prudential Jennison 20/20 Focus Fund, Prudential Investment Portfolios 3, Prudential Investment Portfolios 4, Prudential Investment Portfolios 5, Prudential MoneyMart Assets, Inc., Prudential Investment Portfolios 6, Prudential High Yield Fund, Inc., Prudential National Muni Fund, Inc., Prudential Jennison Blend Fund, Inc., Prudential Jennison Mid-Cap Growth Fund, Inc., Prudential Investment Portfolios 7, Prudential Investment Portfolios 8, Prudential Jennison Small Company Fund, Inc., Prudential Investment Portfolios 9, Prudential World Fund, Inc., Prudential Investment Portfolios, Inc. 10, Prudential Small-Cap Core Equity Fund, Inc., Prudential Jennison Natural Resources Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential Total Return Bond Fund, Inc., Prudential Investment Portfolios 11, Prudential Investment Portfolios 12, Prudential Investment Portfolios, Inc. 14, Prudential Sector Funds, Inc. Prudential Short-Term Corporate Bond Fund, Inc., Target Asset Allocation Funds, The Target Portfolio Trust, The Prudential Series Fund and Advanced Series Trust.

PIMS is also distributor of the following other investment companies: Separate Accounts: Prudential’s Gibraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account, The Prudential Qualified Individual Variable Contract Account and PRIAC Variable Contract Account A.

(b)(1) The business and other connections of PIMS’s sole member (PIFM Holdco, Inc.) and principal officers are listed in its Form BD as currently on file with the Securities and Exchange Commission (BD No. 18353), the text of which is hereby incorporated by reference.

(2) The business and other connections of PAD’s directors and principal executive officers are listed in its Form BD as currently on file with the Securities and Exchange Commission (BD No. 21570), the text of which is hereby incorporated by reference.

(c) Registrant has no principal underwriter who is not an affiliated person of Registrant.

Item 33. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of The Bank of New York (BNY), One Wall Street, New York, N.Y. 10286; PIM, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102; Registrant, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077; Jennison Associates LLC (Jennison), 466 Lexington Avenue, New York, New York 10017; Prudential Mutual Fund Services LLC (PMFS), 100 Mulberry Street, Newark, New Jersey 07102; and Quantitative Management Associates LLC (QMA), Gateway Center 2, McCarter Highway & Market Street, Newark, NJ 07102. Documents required by Rules 31a-1(b)(5), (6), (7), (9), (10) and (11) and 31a-1(f) and Rules 31a-1(b)(4) and (11) and 31a-1(d) under the 1940 Act will be kept at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) of the 1940 Act and the Rules promulgated thereunder will be kept by BNY and PMFS.

Item 34. Management Services.

Other than as set forth under the captions “How the Trust is Managed—Manager; —Sub-Manager;—Investment Advisers; and —Distributor” in the prospectuses and the caption “Management and Advisory Arrangements” in the SAI, constituting Parts A and B, respectively, of this registration statement, Registrant is not a party to any management-related service contract.

Item 35. Undertakings.

Registrant makes the following undertaking:

(1) To furnish each person to whom a prospectus is delivered with a copy of the Fund's latest annual report upon request and without charge.

(2) The Fund undertakes that the Subsidiary’s financial statements will be updated each time the Fund’s financial statements are updated, and that the Subsidiary’s financial statements will be included in the Fund’s semi-annual reports (in which the Subsidiary’s unaudited financial statements will be included) and annual reports (in which the Subsidiary’s full audited financial statements will be included).

(3) The Fund undertakes that it will not directly or indirectly offer or distribute the Subsidiary’s shares to any person or entity unless such offering is registered as required under the Securities Act of 1933 or is subject to an exemption therefrom. While the Subsidiary does not anticipate that it will sell its shares to any person or entity other than the Fund, if such a sale were contemplated in the future a reassessment under the Investment Company Act of the Fund's investment in the Subsidiary would also be undertaken.

(4) The Fund and the Subsidiary undertake that the Subsidiary’s books and records will be subject to inspection by the Commission to the same extent as the Fund’s books and records are subject to inspection by the Commission.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act and that it has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 6th day of May, 2011.

PRUDENTIAL INVESTMENT PORTFOLIOS 3

* Judy A. Rice, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
* Kevin J. Bannon	Trustee
* Scott E. Benjamin	Trustee
* Linda W. Bynoe	Trustee
* Michael S. Hyland	Trustee
* Douglas H. McCorkindale	Trustee
* Stephen P. Munn	Trustee
* Richard A. Redeker	Trustee
* Judy A. Rice	Trustee and President (Principal Executive Officer)
* Robin B. Smith	Trustee
* Stephen G. Stoneburn	Trustee
* Grace C. Torres	Treasurer and Principal Financial and Accounting Officer
*By: /s/ Jonathan D. Shain Jonathan D. Shain	Attorney-in-Fact	May 6, 2011

Prudential Real Assets Subsidiary, Ltd. Certifies that it has duly caused this Registration Statement of Prudential Investment Portfolios 3 relating to Prudential Real Assets Fund, with respect only to information that specifically relates to Prudential Real Assets Subsidiary, Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 6th day of May, 2011.

PRUDENTIAL REAL ASSETS SUBSIDIARY, LTD.

By: /s/ Scott E. Benjamin

     Scott E. Benjamin, Director

This Registration Statement of Prudential Investment Portfolios 3 relating to Prudential Real Assets Fund, with respect only to information that specifically relates to Prudential Real Assets Subsidiary, Ltd., has been signed below by the following persons on May 6, 2011 in the capacity of the Prudential Real Assets Subsidiary, Ltd. As indicated below:

Signature	Title	Date
/s/ Scott E. Benjamin Scott E. Benjamin	Director	May 6, 2011
/s/ Judy A, Rice Judy A. Rice	Director	May 6, 2011